Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash, cash equivalents and restricted cash	$ 151,216	$ 124,223
Accounts receivable, net of allowance for credit losses of $982 (December 31, 2021: $1,105)	24,600	31,906
Accrued income	7,687	6,150
Prepaid expenses and other current assets	22,992	16,293
Bunkers and lubricant oils	14,992	13,171
Insurance receivable	7,913	6,857
Amounts due from related parties	17,306	16,736
Total current assets	246,706	215,336
Non-current assets
Assets held for sale	0	25,944
Property, plant and equipment, net	240	330
Intangible assets, net of accumulated amortization of $458 (December 31, 2021: $387)	278	400
Equity method investments	149,319	150,209
Derivative assets	14,405	579
Right-of-use asset for operating leases	4,451	923
Prepaid expenses and other non- current assets	110	452
Total non-current assets	1,878,159	1,942,089
Total assets	2,124,865	2,157,425
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	222,684	148,570
Current portion of operating lease liabilities	211	381
Accounts payable	9,067	11,600
Accrued expenses and other liabilities	21,305	20,247
Accrued interest	5,196	5,211
Deferred income	15,508	18,510
Amounts due to related parties	429	224
Total current liabilities	274,400	204,743
Non-current liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	463,472	604,790
Senior secured bond, net of deferred financing costs	60,374	67,688
Senior unsecured bond, net of deferred financing costs	98,747	98,551
Derivative liabilities	12,725	8,800
Operating lease liabilities, net of current portion	4,097	522
Amounts due to related parties	51,590	54,877
Total liabilities	691,005	835,228
Total Liabilities	965,405	1,039,971
Commitments and contingencies
Stockholders' equity
Common stock—$.01 par value per share; 400,000,000 shares authorized; 77,264,139 shares issued and outstanding, (December 31, 2021: 77,180,429)	773	772
Additional paid-in capital	797,800	797,324
Accumulated other comprehensive loss	(488)	(253)
Retained earnings	357,068	316,008
Total Navigator Holdings Ltd. stockholders' equity	1,155,153	1,113,851
Non-controlling interest	4,307	3,603
Total equity	1,159,460	1,117,454
Total liabilities and stockholders' equity	2,124,865	2,157,425
Vessels [Member]
Non-current assets
Property, plant and equipment, net	$ 1,709,356	$ 1,763,252